Taxation - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
US federal statutory rate	$ (7,573)	$ (19,486)	$ (12,380)
US federal statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal effect	$ (3,974)	$ (8,043)	$ (4,484)
State taxes, net of federal effect	11.01%	8.67%	7.61%
Tax credits	$ (9,167)	$ (6,876)	$ (5,056)
Tax credits	25.39%	7.41%	8.58%
Stock-based compensation	$ 589	$ 788	$ 555
Stock-based compensation	(1.63%)	(0.85%)	(0.94%)
Finance income/(costs) – fair value accounting	$ (556)	$ (28,783)	$ (2,017)
Finance income/(costs) – fair value accounting	1.54%	31.02%	3.42%
Loss with respect to associate for which no deferred tax asset is recognized	$ 249	$ 1,413	$ 11,542
Loss with respect to associate for which no deferred tax asset is recognized	(0.69%)	(1.52%)	(19.58%)
Revaluation of deferred due to rate change	$ 0	$ (8,856)	$ 0
Revaluation of deferred due to rate change	0.00%	9.54%	0.00%
Nondeductible compensation	$ 872	$ 300	$ 746
Nondeductible compensation	(2.42%)	(0.32%)	(1.27%)
Recognition of deferred tax assets and tax benefits not previously recognized	$ (433)	$ (184)	$ (414)
Recognition of deferred tax assets and tax benefits not previously recognized	1.20%	0.20%	0.70%
Unrecognized deferred tax asset	$ 83,984	$ 17,287	$ 14,375
Unrecognized deferred tax asset	(232.63%)	(18.63%)	(24.38%)
Deconsolidation of subsidiary	$ (17,506)	$ (3,572)	$ 0
Deconsolidation of subsidiary	48.49%	3.85%	0.00%
Other	$ 1,321	$ 293	$ 889
Other	(3.65%)	(0.32%)	(1.51%)
Worthless stock deduction	$ (17,281)	$ 0	$ 0
Worthless stock deduction	47.87%	0.00%	0.00%
Income tax expense/(benefit)	$ 30,525	$ (55,719)	$ 3,756
Average effective tax rate	(84.52%)	60.05%	(6.37%)